Share-based compensation - Schedule of Information about Three Tranches of SARs Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of SARs		1,664,457
Tranche 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Base price	$ 21.50
Expiration date	Dec. 07, 2015
Number of SARs		531,885
Tranche 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Base price	$ 24.00
Expiration date	Dec. 07, 2016
Number of SARs		556,946
Tranche 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Base price	$ 26.50
Expiration date	Dec. 07, 2017
Number of SARs		575,626